Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information
Segment Information

22.                Segment Information

(a)                  Description of segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Chief Executive Officer.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Company’s operating segments are based on this organizational structure and information reviewed by the Company’s CODM to evaluate the operating segment results. The Company has determined that its operations are organized into three reportable segments: 1) Online Game Services; 2) Advertising Services; and 3) Wireless Value-added Services and Others.

(b)                  Segment data

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2008, 2009 and 2010. The Group does not allocate any operating costs or assets to its business segments as the Company’s CODM does not use this information to measure the performance of the operating segments. There was no transaction between reportable segments for the years ended December 31, 2008, 2009 and 2010 (in thousands).

	For the year ended December 31,
	2008	2009	2010
	RMB	RMB	RMB
	(Revised, Note 2(v))	(Revised, Note 2(v))
Total revenues:
Online game services	2,498,518	3,368,689	4,944,439
Advertising services	405,887	383,560	633,209
Wireless value-added services and others	71,719	71,202	82,141
Total revenues	2,976,124	3,823,451	5,659,789

Business tax benefit (charge) (Note 10(b)):
Online game services	130,666	(28,758)	(89,937)
Advertising services	(34,500)	(36,876)	(60,551)
Wireless value-added services and others	12,294	(870)	(1,632)
Total business taxes	108,460	(66,504)	(152,120)

Net revenues:
Online game services	2,629,184	3,339,931	4,854,502
Advertising services	371,387	346,684	572,658
Wireless value-added services and others	84,013	70,332	80,509
Total net revenues	3,084,584	3,756,947	5,507,669

Cost of revenues:
Online game services	(278,294)	(638,473)	(1,378,018)
Advertising services	(217,604)	(235,841)	(312,921)
Wireless value-added services and others	(82,792)	(98,060)	(107,902)
Total cost of revenues	(578,690)	(972,374)	(1,798,841)

Gross profit (loss):
Online game services	2,350,890	2,701,458	3,476,484
Advertising services	153,783	110,843	259,737
Wireless value-added services and others	1,221	(27,728)	(27,393)
Total gross profit	2,505,894	2,784,573	3,708,828

All revenues of the Company’s reportable segments are derived from China based on the geographical locations where services are provided to customers.